INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2022
Winvest Group Ltd [Member]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

As of June 30, 2022 the balance of intangible assets was $968,060. During the six months ended June, 2022 and 2021, the Company recorded $42,090 and $-0- in amortization expense, respectively. The remaining amortization is as follows, 2022 -$168,415, 2023 -$336,830, 2024 -$336,830, 2025- $125,985.